Common Stock and Preferred Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Common Stock and Preferred Stock

6.	Common Stock and Preferred Stock

The Company has 100,000,000 shares of preferred stock authorized and none issued. The Company has 900,000,000 shares of common stock authorized, of which 32,910,000 and 12,710,000 shares are issued and outstanding for years ended December 31, 2013 and 2012, respectively. All shares of common stock are non-assessable and non-cumulative, with no pre-emptive rights.

During the year, ended December 31, 2012 the Company issued 20,200,000 shares of Common stock at $0.01 per share on conversion of a debenture.